Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

The following is a summary of the quarterly results of operations for the years ended December 31, 2014 and 2013 (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2014
Total Revenue	$208,465	$201,482	$205,168	$194,722
Cost of Revenue	66,436	66,840	72,919	60,592

Gross Profit	$142,029	$134,642	$132,249	$134,130

Net Income	$40,055	$30,629	$18,485	$22,502
Diluted earnings per share (1)	$1.21	$0.93	$0.56	$0.68
Diluted weighted average common shares (2)	33,000	33,000	33,000	33,031

2013
Total Revenue	$182,312	$176,143	$198,098	$208,770
Cost of Revenue	67,998	70,160	90,389	86,505

Gross Profit	$114,314	$105,983	$107,709	$122,265

Net Income	$22,808	$18,428	$17,088	$19,714
Diluted earnings per share (1)	$0.69	$0.56	$0.52	$0.60
Diluted weighted average common shares (2)	33,000	33,000	33,000	33,000

(1)	The sum of the quarterly earnings per share amounts may not total to each full year amount presented in the Company’s financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period.
(2)	See Note 3 for Basis of Presentation.